Long-Term Incentive Plan, Equity Incentive Plan and Other Compensatory Awards (Details 3) (USD $)	12 Months Ended
Dec. 31, 2013
Exercise Price Range One [Member]
Long-term Purchase Commitment [Line Items]
Number of Outstanding Shares, Warrants Outstanding	1,336,364
Weighted Average Remaining Contract Life, Warrants Outstanding	2 years 3 months 18 days
Weighted Average Exercise Price, Warrants Outstanding	$ 1.12
Number Exercisable, Warrants Exercisable	1,286,364
Weighted Average Exercise Price, Warrants Exercisable	$ 1.15
Exercise Price Range One [Member] | Minimum [Member]
Long-term Purchase Commitment [Line Items]
Range of Exercise Prices	$ 0.37
Exercise Price Range One [Member] | Maximum [Member]
Long-term Purchase Commitment [Line Items]
Range of Exercise Prices	$ 1.50
Exercise Price Range Two [Member]
Long-term Purchase Commitment [Line Items]
Number of Outstanding Shares, Warrants Outstanding	325,000
Weighted Average Remaining Contract Life, Warrants Outstanding	1 year 1 month 6 days
Weighted Average Exercise Price, Warrants Outstanding	$ 1.75
Number Exercisable, Warrants Exercisable	325,000
Weighted Average Exercise Price, Warrants Exercisable	$ 1.75
Range of Exercise Prices	$ 1.75